UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legato Capital Management LLC
Address: 111 Pine Street, Suite 1700

         San Francisco, CA 94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Godelieve Mertens, CFA
Title:     Portfolio Manager
Phone:     (415) 821-8562

Signature, Place, and Date of Signing:

     /s/ Godelieve Mertens     San Francisco, CA      October 31, 2011


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-05573		      CastleArk Management LLC
       028-11090		      Channing Capital Management LLC
       028-12048                      Chinook Capital Management LLC
       028-12126		      ClariVest Asset Management LLC
       028-05923		      Cornerstone Capital Management
       028-12753		      Credo Capital Management, LLC
       028-14089		      Crosswind Investments, LLC
       028-10130		      Denali Advisors, LLC
       028-05268		      DePrince, Race & Zollo Inc.
       028-14070		      EAM Investors, LLC
       028-11315		      Herndon Capital Management
       028-12238		      InView Investment Management LLC
       028-03133		      Kennedy Capital Management Inc.
       028-10229		      Los Angeles Capital Management & Equity Research Inc
       028-13243		      Mar Vista Investment Partners LLC
       028-12202                      Netols Asset Management, Inc.
       028-06277		      Next Century Growth Investors LLC
       028-04619		      OakBrook Investments LLC
       028-11296		      PENN Capital Management Co Inc.
       028-10589		      Piedmont Investment Advisors LLC
       028-12179		      Phocas Financial Corp
       028-10228		      RBC Global Asset Management (U.S.)
       028-12234		      Redwood Investments, LLC
       028-05655                      Riverbridge Partners LLC
       028-10043		      Seizert Capital Partners, LLC
       028-12115                      Signia Capital Management LLC
       028-11261                      Stephens Investment Management Group LLC
       028-11076		      Sustainable Growth Advisers, LP
       028-07078		      TWIN Capital Management Inc.
       028-03381		      Segall Bryant & Hamill
       028-14114		      Huber Capital Investments
       028-01267		      Fiduciary Management Associates, LLC
       028-14238		      Nichols Asset Management, LLC
       028-10037		      TW Asset Management, LLC
       028-			      Monarch Partners Asset Management, LLC
       028-			      Elessar Investment Management
       028-			      Timpani Capital Management
       028-			      Victoria 1522 Investments, LP
       028-			      Granite Investment Partners

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     0

Form13F Information Table Value Total:     $


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
